Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income expense [abstract]
Brazilian tax credits	$ 226	$ 226	$ 481
Government grants		322	227	$ 280
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale		65	56	172
License income		25	22	30
Net (additions to)/reversals of provisions		(1)	(14)	(10)
Net rental and other operating income		168	72	402
Other operating income/(expenses)		$ 805	$ 845	$ 875